Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001544522
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	FRESHWORKS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40806
Entity Tax Identification Number	33-1218825
Entity Address, Address Line One	2950 S. Delaware Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	513-0514
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	FRSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false